Summary of significant accounting policies - VIE (Details) - Nongyuan Network (VIE) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Variable Interest Entity [Line Items]
Current assets	$ 616,242	$ 481,228
Non-current assets	170,396	71,239
Total assets	786,638	552,467
Total liabilities	(580,633)	(272,715)
Net assets	$ 206,005	$ 279,752